UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET

RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

OCTOBER 31, 2013

LEGG MASON TARGET RETIREMENT 2015

Schedules of investments (unaudited)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.7%
iShares Trust:
iShares MSCI EAFE Index Fund			5,325	$350,811
iShares Russell 1000 Growth Index Fund			1,218	99,377
iShares Russell 1000 Value Index Fund			2,550	229,449
iShares Russell 2000 Index Fund			779	85,090
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			5,272	107,233	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			17,799	261,105	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			6,516	123,159	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			47,336	519,273	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			14,098	202,307	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			649	121,940	*(a)
ClearBridge Appreciation Fund, Class IS Shares			6,441	123,598	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			23,769	260,508	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			8,219	123,539	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			9,254	127,522	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,731	72,477
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			2,943	203,420
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			78,610	942,536	(a)
Western Asset High Yield Fund, Class IS Shares			11,313	103,174	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3,285,708)				4,056,518

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.3%
E-mini S&P 500 Index Futures, Put @ $1,375.00		9/19/14	2	2,162
S&P 500 Index, Put @ $1,350.00		12/20/14	2	5,400
S&P 500 Index, Put @ $1,400.00		9/20/14	1	2,470
S&P 500 Index, Put @ $1,450.00		12/20/14	1	4,220

TOTAL PURCHASED OPTIONS (Cost - $26,724)				14,252

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,312,432)				4,070,770

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $1,150,000,000 joint tri-party repurchase agreement dated 10/31/13 with RBS Securities Inc.; Proceeds at maturity - $14,000; (Fully collateralized by various U.S. government obligations, 1.250% to 3.625% due 10/31/18 to 8/15/43; Market value - $14,280) (Cost - $14,000)	0.080%	11/1/13	$14,000	14,000

TOTAL INVESTMENTS - 99.4% (Cost - $3,326,432#)				4,084,770

Other Assets in Excess of Liabilities - 0.6%				25,994

TOTAL NET ASSETS - 100.0%				$4,110,764

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
iShares Trust:
iShares MSCI EAFE Index Fund			7,571	$498,777
iShares Russell 1000 Growth Index Fund			1,802	147,025
iShares Russell 1000 Value Index Fund			3,811	342,914
iShares Russell 2000 Index Fund			1,004	109,667
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			7,390	150,319	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			25,419	372,899	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			9,728	183,859	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			59,551	653,272	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			18,167	260,692	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			977	183,540	*(a)
ClearBridge Appreciation Fund, Class IS Shares			9,604	184,303	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			34,093	373,661	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			12,235	183,899	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			11,966	164,892	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,398	100,404
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,793	262,172
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			82,129	984,725	(a)
Western Asset High Yield Fund, Class IS Shares			7,324	66,792	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 99.1% (Cost - $3,939,486)				5,223,812

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $1,150,000,000 joint tri-party repurchase agreement dated 10/31/13 with RBS Securities Inc.; Proceeds at maturity - $21,000; (Fully collateralized by various U.S. government obligations, 1.250% to 3.625% due 10/31/18 to 8/15/43; Market value - $21,420) (Cost - $21,000)	0.080%	11/1/13	$21,000	21,000

TOTAL INVESTMENTS - 99.5% (Cost - $3,960,486#)				5,244,812

Other Assets in Excess of Liabilities - 0.5%				26,597

TOTAL NET ASSETS - 100.0%				$5,271,409

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.3%
iShares Trust:
iShares MSCI EAFE Index Fund			11,688	$770,005
iShares Russell 1000 Growth Index Fund			3,204	261,414
iShares Russell 1000 Value Index Fund			6,711	603,856
iShares Russell 2000 Index Fund			1,457	159,148
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			9,483	192,883	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			39,411	578,159	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			17,003	321,358	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			81,785	897,184	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			26,190	375,829	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,728	324,712	*(a)
ClearBridge Appreciation Fund, Class IS Shares			16,747	321,374	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			52,754	578,179	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			21,405	321,717	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			15,757	84,456	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			16,950	233,565	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			3,095	129,588
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			5,466	377,810
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			79,422	952,271	(a)
Western Asset High Yield Fund, Class IS Shares			4,124	37,609	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 99.3% (Cost - $5,733,124)				7,521,117

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $1,150,000,000 joint tri-party repurchase agreement dated 10/31/13 with RBS Securities Inc.; Proceeds at maturity - $21,000; (Fully collateralized by various U.S. government obligations, 1.250% to 3.625% due 10/31/18 to 8/15/43; Market value - $21,420) (Cost - $21,000)	0.080%	11/1/13	$21,000	21,000

TOTAL INVESTMENTS - 99.6% (Cost - $5,754,124#)				7,542,117

Other Assets in Excess of Liabilities - 0.4%				31,903

TOTAL NET ASSETS - 100.0%				$7,574,020

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Target Retirement 2030

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund	8,018	$528,226
iShares Russell 1000 Growth Index Fund	2,503	204,220
iShares Russell 1000 Value Index Fund	5,306	477,434
iShares Russell 2000 Index Fund	962	105,079
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,810	97,843	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	26,850	393,895	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	13,606	257,151	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	50,943	558,841	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,355	254,666	*(a)
ClearBridge Appreciation Fund, Class IS Shares	13,447	258,046	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares	35,842	392,828	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,044	256,166	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	27,260	146,114	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,438	157,613	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,576	65,987
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,568	246,620
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	39,392	472,308	(a)
Western Asset High Yield Fund, Class IS Shares	4,050	36,934	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.0% (Cost - $3,545,727#)		4,909,971

Other Assets in Excess of Liabilities - 1.0%		48,763

TOTAL NET ASSETS - 100.0%		$4,958,734

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund			9,046	$595,950
iShares Russell 1000 Growth Index Fund			3,407	277,977
iShares Russell 1000 Value Index Fund			7,181	646,146
iShares Russell 2000 Index Fund			1,047	114,364
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,386	68,863	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			30,484	447,197	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			18,301	345,895	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			20,851	228,736	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,827	343,270	*(a)
ClearBridge Appreciation Fund, Class IS Shares			18,120	347,730	(a)
Clear Bridge International All Cap Opportunity Fund, Class IS Shares			40,662	445,655	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			23,129	347,628	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			44,525	238,654	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			12,318	169,744	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,124	47,062
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,880	268,186
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			26,402	316,557	(a)
Western Asset High Yield Fund, Class IS Shares			9,987	91,081	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 99.0% (Cost - $3,871,182)				5,340,695

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $1,150,000,000 joint tri-party repurchase agreement dated 10/31/13 with RBS Securities Inc.; Proceeds at maturity - $23,000; (Fully collateralized by various U.S. government obligations, 1.250% to 3.625% due 10/31/18 to 8/15/43; Market value - $23,460) (Cost - $23,000)	0.080%	11/1/13	$23,000	23,000

TOTAL INVESTMENTS - 99.4% (Cost - $3,894,182#)				5,363,695

Other Assets in Excess of Liabilities - 0.6%				32,811

TOTAL NET ASSETS - 100.0%				$5,396,506

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund			9,373	$617,493
iShares Russell 1000 Growth Index Fund			4,385	357,772
iShares Russell 1000 Value Index Fund			9,280	835,014
iShares Russell 2000 Index Fund			1,081	118,078
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,233	65,758	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			31,011	454,926	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			23,603	446,099	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			2,351	441,777	*(a)
ClearBridge Appreciation Fund, Class IS Shares			23,246	446,084	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			41,654	456,533	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			29,804	447,949	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			52,091	279,207	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			12,633	174,085	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,086	45,471
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			4,124	285,051
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares			14,432	173,037	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.9% (Cost - $4,013,503)				5,644,334

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $1,150,000,000 joint tri-party repurchase agreement dated 10/31/13 with RBS Securities Inc.; Proceeds at maturity - $71,000; (Fully collateralized by various U.S. government obligations, 1.250% to 3.625% due 10/31/18 to 8/15/43; Market value - $72,420) (Cost - $71,000)	0.080%	11/1/13	$71,000	71,000

TOTAL INVESTMENTS - 100.2% (Cost - $4,084,503#)				5,715,334

Liabilities in Excess of Other Assets - (0.2)%				(9,910)

TOTAL NET ASSETS - 100.0%				$5,705,424

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
iShares Trust:
iShares MSCI EAFE Index Fund			4,918	$323,998
iShares Russell 1000 Growth Index Fund			2,495	203,567
iShares Russell 1000 Value Index Fund			5,277	474,824
iShares Russell 2000 Index Fund			924	100,928
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			4,465	90,814	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			16,597	243,475	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,472	254,626	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,345	252,797	*(a)
ClearBridge Appreciation Fund, Class IS Shares			13,300	255,224	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			22,048	241,641	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,942	254,637	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			20,719	111,054	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			11,140	153,513	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,430	59,874
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			2,389	165,128
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares			8,490	101,797	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.6% (Cost - $2,303,514)				3,287,897

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $637,053,000 joint tri-party repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $14,000; (Fully collateralized by various U.S. government obligations, 0.000% to 1.250% due 11/15/13 to 8/15/43; Market value - $14,320) (Cost - $14,000)	0.100%	11/1/13	$14,000	14,000

TOTAL INVESTMENTS - 99.0% (Cost - $2,317,514#)				3,301,897

Other Assets in Excess of Liabilities - 1.0%				33,814

TOTAL NET ASSETS - 100.0%				$3,335,711

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.5%
iShares Trust:
iShares MSCI EAFE Index Fund	5,129	$337,898
iShares Russell 1000 Growth Index Fund	2,601	212,216
iShares Russell 1000 Value Index Fund	5,498	494,710
iShares Russell 2000 Index Fund	974	106,390
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,617	93,904	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	17,219	252,604	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	14,078	266,071	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,405	263,951	*(a)
ClearBridge Appreciation Fund, Class IS Shares	13,887	266,496	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares	23,046	252,586	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,729	266,466	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	21,459	115,022	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,535	158,956	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,509	63,182
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,491	172,178
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	8,750	104,918	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.5% (Cost - $2,483,445#)		3,427,548

Other Assets in Excess of Liabilities - 1.5%		53,628

TOTAL NET ASSETS - 100.0%		$3,481,176

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of investments (unaudited) (continued)	October 31, 2013

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.4%
iShares Trust:
iShares MSCI EAFE Index Fund	5,319	$350,416
iShares Russell 1000 Growth Index Fund	837	68,291
iShares Russell 1000 Value Index Fund	1,724	155,125
iShares Russell 2000 Index Fund	1,200	131,076
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,387	129,917	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	18,001	264,072	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	4,484	84,740	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	78,459	860,693	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	22,296	319,953	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	447	84,043	*(a)
ClearBridge Appreciation Fund, Class IS Shares	4,424	84,900	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares	24,031	263,382	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,642	84,795	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	14,615	201,393	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	2,026	84,829
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,588	317,123
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	205,242	2,460,852	(a)
Western Asset High Yield Fund, Class IS Shares	49,453	451,011	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.4% (Cost - $5,683,736#)		6,396,611

Liabilities in Excess of Other Assets - (0.4)%		(26,757)

TOTAL NET ASSETS - 100.0%		$6,369,854

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”) and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf

Notes to Schedules of Investments (unaudited) (continued)

registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Investments in underlying funds	$4,056,518	—	—	$4,056,518
Purchased options	14,252	—	—	14,252

Total long-term investments	$4,070,770	—	—	$4,070,770

Short-term investments†	—	$14,000	—	14,000

Total investments	$4,070,770	$14,000	—	$4,084,770

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,223,812	—	—	$5,223,812

Short-term investments†	—	$21,000	—	21,000

Total investments	$5,223,812	$21,000	$—	$5,244,812

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2025

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$7,521,117	—	—	$7,521,117

Short-term investments†	—	$21,000	—	21,000

Total investments	$7,521,117	$21,000	—	$7,542,117

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2030

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,909,971	—	—	$4,909,971

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,340,695	—	—	$5,340,695

Short-term investments†	—	$23,000	—	23,000

Total investments	$5,340,695	$23,000	—	$5,363,695

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,644,334	—	—	$5,644,334

Short-term investments†	—	$71,000	—	71,000

Total investments	$5,644,334	$71,000	—	$5,715,334

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$3,287,897	—	—	$3,287,897

Short-term investments†	—	$14,000	—	14,000

Total investments	$3,287,897	$14,000	—	$3,301,897

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$3,427,548	—	—	$3,427,548

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$6,396,611	—	—	$6,396,611

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedules of Investments (unaudited) (continued)

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral. Collateral requirements differ by type of derivative.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of October 31, 2013, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$770,809	$(12,471)	$758,338
Retirement 2020	1,284,326	—	1,284,326
Retirement 2025	1,787,993	—	1,787,993
Retirement 2030	1,364,244	—	1,364,244
Retirement 2035	1,472,851	(3,338)	1,469,513
Retirement 2040	1,630,831	—	1,630,831
Retirement 2045	984,383	—	984,383
Retirement 2050	944,103	—	944,103
Retirement Fund	712,875	—	712,875

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Funds’ derivative instruments categorized by risk exposure at October 31, 2013.

Retirement 2015
Primary Underlying Risk	Purchased Options, at Value
Equity risk	$14,252

During the period ended October 31, 2013, the volume of derivative activity for the Fund was as follows:

Retirement 2015
Average Market Value
Purchased options	$14,048

During the period ended October 31, 2013, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 20, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2013